Financial Instruments - Non-derivative Financial Liabilities and net-settled derivative financial liabilities by Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	R$ 27,180,502	R$ 16,324,207
Deposits from banking customers
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	2,201,861	900,454
Accounts payable to clients
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	15,726,503	8,848,038
Trade accounts payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	372,547	180,491
Loans And Financing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	6,135,215	1,709,100
Obligations to FIDC quota holders
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	2,227,174	4,374,550
Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	493,958	295,341
Less than one year | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	22,808,448	13,202,367
Less than one year | Liquidity risk | Deposits from banking customers
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	2,201,861	900,454
Less than one year | Liquidity risk | Accounts payable to clients
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	15,720,159	8,848,038
Less than one year | Liquidity risk | Trade accounts payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	372,547	180,491
Less than one year | Liquidity risk | Loans And Financing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	2,924,513	1,197,522
Less than one year | Liquidity risk | Obligations to FIDC quota holders
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	1,443,868	2,065,493
Less than one year | Liquidity risk | Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	145,500	10,369
Between 1 and 2 years | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	2,004,439	2,080,077
Between 1 and 2 years | Liquidity risk | Deposits from banking customers
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	0	0
Between 1 and 2 years | Liquidity risk | Accounts payable to clients
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	3,172	0
Between 1 and 2 years | Liquidity risk | Trade accounts payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	0	0
Between 1 and 2 years | Liquidity risk | Loans And Financing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	983,537	460,318
Between 1 and 2 years | Liquidity risk | Obligations to FIDC quota holders
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	985,229	1,334,787
Between 1 and 2 years | Liquidity risk | Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	32,501	284,972
Between 2 and 5 years | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	1,200,722	1,243,074
Between 2 and 5 years | Liquidity risk | Deposits from banking customers
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	0	0
Between 2 and 5 years | Liquidity risk | Accounts payable to clients
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	0	0
Between 2 and 5 years | Liquidity risk | Trade accounts payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	0	0
Between 2 and 5 years | Liquidity risk | Loans And Financing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	860,578	29,511
Between 2 and 5 years | Liquidity risk | Obligations to FIDC quota holders
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	0	1,213,563
Between 2 and 5 years | Liquidity risk | Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	340,144	0
Over 5 years | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	2,963,804	41,301
Over 5 years | Liquidity risk | Deposits from banking customers
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	0	0
Over 5 years | Liquidity risk | Accounts payable to clients
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	0	0
Over 5 years | Liquidity risk | Trade accounts payable
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	0	0
Over 5 years | Liquidity risk | Loans And Financing [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	2,963,804	41,301
Over 5 years | Liquidity risk | Obligations to FIDC quota holders
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	0	0
Over 5 years | Liquidity risk | Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Book value	R$ 0	R$ 0